INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES
INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES

12.    INVESTMENTS IN AFFILIATES AND OTHER EQUITY SECURITIES

Investments accounted for under the equity method.

On February 26, 2017, JinkoSolar signed a shareholder agreement with AxiaPower Holdings B.V. (“Axia”), a subsidiary of Marubeni Corporation, to jointly invest in and establish a company named SweihanSolar Holding Company Limited (“SSHC”) to hold 40% equity interest of Sweihan PV Power Company P.J.S.C (“the Project Company”), which develops and operates solar power projects in Dubai. In April 2019, JinkoSolar made pro rata additional capital injection to SSHC with the amount of RMB295 million. JinkoSolar holds 50% equity interest in the SSHC and accounts for its investment using the equity method. JinkoSolar’s share of SSHC’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with an income of RMB3,501,228, a loss of RMB47,852,250 and a loss of RMB50,227,012 for the years ended December 31,2018, 2019 and 2020, respectively. JinkoSolar sold modules of 609.4 MW, 64.4 MW and 32.2 MW and recognized revenue of RMB1,416.0 million,RMB144.3 million and RMB51.2 million on sales to the Project Company (Note 28) during the years ended December 31, 2018, 2019 and 2020, respectively. Unrealized profit amounted to RMB2,593,322, RMB5,943,014 and unrealized loss amounted to RMB219,837 in connection with the intercompany transactions with the Project Company was eliminated during the years ended December 31, 2018, 2019 and 2020, respectively. The Group received dividend in cash from SSHC with the amount of RMB15,597,932 during the year of 2020 which was recorded as a reduction of the carrying amount of the investment. The carrying value of this investment was RMB250,698,341 and RMB184,873,397 at December 31, 2019 and 2020.

On March 30, 2017, JinkoSolar signed a shareholder agreement with Yangzhou Tiansheng PV-Tech Co., Ltd., a Chinese PV enterprise, to jointly invest in and establish a company named Jiangsu Jinko-Tiansheng Co., Ltd. (“Jinko-Tiansheng”) to process and assemble PV modules as OEM manufacturer in Jiangsu province, China. JinkoSolar holds 22% equity interest in Jinko-Tiansheng and accounts for its investment using the equity method. JinkoSolar’s share of Jinko-Tiansheng’s results of operations is included in equity (loss)/income in affiliated companies in the Group’s consolidated statements of operations, with a loss of RMB891,377, RMB1,002,465 and RMB5,312,252 for the years ended December 31, 2018, 2019 and 2020, respectively. Jinko Tiansheng charged processing fee amounted to RMB19,741,927, RMB39,565,882 and RMB27,485,358 to the Company for its OEM services provided (Note 28) during the years ended December 31, 2018, 2019 and 2020, respectively. Unrealized profit amounted to RMB696,551, unrealized loss amounted RMB1,801,626 and unrealized profit amounted to RMB2,562,378 due to the intercompany transactions with Jinko Tiansheng was eliminated for the years ended December 31, 2018, 2019 and 2020, respectively. The carrying value of this investment was RMB12,122,946 and RMB9,384,142 at December 31, 2019 and 2020, respectively.

Equity securities without readily determinable fair values

In May 2012, the Group acquired a 9% stake in Heihe Hydropower Development Co., Ltd, a company in Gansu province, China, for a consideration of RMB7,200,000. Such equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost as adjusted for observable price changes and impairments with the amount of RMB7,200,000 as of December 31, 2019. The Group disposed such equity securities to a third party in the third quarter of 2020 with the consideration of RMB7,200,000, offsetting against the payable balance due to the third party.